Notes to the consolidated financial statements - General and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Expenses By Nature [Line Items]
Expenses from share-based payments	€ (705)
General and administrative expenses
Disclosure Of Expenses By Nature [Line Items]
Personnel	(37,393)	€ (29,884)	€ (31,645)
Maintenance and lease	(4,306)	(2,505)	(4,604)
Third-party services	(28,875)	(6,914)	(5,970)
Legal and other professional services	(9,230)	(3,531)	(2,110)
Amortization and depreciation	(8,895)	(6,020)	(2,182)
Other	(11,703)	(4,700)	(2,458)
Total	(100,402)	(53,554)	(48,969)
Salary and salary-related expenses	24,274	20,442	13,083
Expenses from share-based payments	13,119	9,442	18,562
Insurance expense	6,749	1,401	115
Real estate transfer taxes	€ 0	€ 930	€ 0